PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2015	2016
Vehicles	4,182,308,204	5,926,576,864
In-car equipment	26,640,939	37,670,565
Building	—	55,587,304
Leasehold improvements	25,545,379	32,752,237
Software	11,835,395	12,211,763
Office furniture and equipment	27,302,112	33,463,933

Property and equipment subject to depreciation	4,273,632,029	6,098,262,666
Less: accumulated depreciation	(712,036,846)	(1,127,934,340)

Subtotal	3,561,595,183	4,970,328,326
Construction in progress	535,022,537	753,240,849
Property and equipment, net	4,096,617,720	5,723,569,175

The Company entered into capital lease arrangements in the year ended December 31, 2015 for the use of certain vehicles. The gross amount of these vehicles were RMB9,584,628 (US$1,479,612) as of December 31, 2015. These vehicles are included as “vehicles” in property and equipment, net on the consolidated balance sheets. There are no future minimum lease payments as of December 31, 2015 as all payments under the capital lease arrangement have been fully prepaid; accordingly, no lease obligation disclosures are presented.

The Company recorded depreciation expense relating to vehicles and in-car equipment of RMB277,336,281, RMB457,478,811and RMB654,654,545 for the years ended December 31, 2014, 2015 and 2016, respectively, as costs of revenue in the consolidated statements of comprehensive income (loss).

Depreciation expense of other property and equipment totaled RMB10,106,785, RMB17,242,676 and RMB13,363,708 for the years ended December 31, 2014, 2015 and 2016, respectively, and was recorded in the consolidated statements of comprehensive income (loss) as cost of revenue and operating expenses.

As of December 31, 2015 and 2016, vehicles and in-car equipment with a total initial cost of RMB797,852,647 and RMB 465,073,020, respectively, were used as collateral in relation to certain long-term borrowing arrangements as disclosed in Note 10.